Label	Element	Value
Arabesque Systematic Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARABESQUE SYSTEMATIC FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Arabesque Systematic Fund (the "Fund") seeks capital appreciation over the full market cycle with below benchmark levels of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. It is anticipated that the Fund's strategy will result in high portfolio turnover. Portfolio turnover is only shown when the Fund has had a full calendar year of operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances the Fund invests in a portfolio consisting of equity securities (depositary receipts, preferred stock, as well as common stock) of both U.S. and non-U.S. issuers and U.S. dollar denominated cash and cash instruments. The Fund may concentrate its investments in a single country or geographic region. The Fund typically maintains between 0% and 100% of its assets in the equity portion of its portfolio (the "equity portfolio") and between 0% and 100% in the cash portion of its portfolio (the "cash portfolio"); however, the Adviser will rebalance the Fund's assets daily and may allocate between 0% and 100% of its assets in either the equity portfolio or the cash portfolio. The Fund may invest in either cash or equity securities at any level determined by the Adviser. With respect to the Fund's investment in non-U.S. issuers, the Fund may invest in issuers in developed, emerging and frontier markets. The Fund aims to provide risk-controlled equity upside exposure by dynamically allocating between equities and cash. The investment process is systematic and based on a set of rules which are implemented by quantitative processes overseen by Arabesque's investment committee. This rules-based investment strategy combines a proprietary analysis of relevant non-financial issues, such as environmental, social and governance ("ESG") risks, with a rules-based fundamental security analysis and a systematic asset allocation and risk management strategy.

The systematic investment strategy consists of three main components: (1) Construction of the Investment Universe, (2) Asset Allocation and (3) Stock Selection.

(1)  Construction of the Investment Universe: The Fund considers all publicly listed developed market equity securities of both U.S. and non-U.S. issuers. The Fund may also consider market equity securities of issuers in emerging and frontier markets. The Fund combines Arabesque S-Ray®, Arabesque's proprietary assessment of non-financial risk factors such as environmental, social and governance ("ESG") issues as well as alignment with the principles of the UN Global Compact, with liquidity parameters such as market capitalization, daily turnover and free float to identify the Fund's investment universe of eligible developed market equity securities. While market capitalization is considered with respect to an issuer's liquidity and the Adviser's assessment of risk, the Fund may invest in any publicly listed equity security regardless of market capitalization. The Fund does not consider companies that generate more than 5% of their revenues from weapons, gambling or tobacco. Additionally, such factors are a component in the Adviser's security selection process, described below. The identification of the Fund's investment universe of eligible developed market equity securities is performed quarterly. The Adviser uses recently released publicly available information from an issuer or a third-party data provider to construct the Fund's investment universe and, while the Adviser believes that such information is generally reliable, the Adviser is not responsible for the accuracy of such information.

(2)  Asset Allocation: On a daily basis, the Fund assesses the equity market risk and calculates the allocation between equity securities and cash for the Fund. The assessment is performed with a rules-based procedure. The allocation into equity securities ranges from 0% to 100% with the remainder of the Fund's NAV invested into cash and cash instruments.

(3)  Stock Selection: After determining the allocation to the equity portfolio, the Fund then selects securities with an initial target weight ranging from 0% to 1% per position from the investment universe. The stock selection is based on a rules-based portfolio optimization taking into consideration price information, financial data, analyst estimates and transaction costs.

The Fund's stock selection process generally favors stocks with a positive price momentum. Every stock in the portfolio has a risk-limit which leads to the selective the selling of stocks, which have, in the Adviser's view, a negative price momentum. The combination of both effects typically leads to a 'Moderate Growth' bias of the Fund's stock portfolio.

The Fund will invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes. As a result of the Adviser's investment discipline, the Fund may maintain cash positions in excess of 5% and up to 100% of the Fund's portfolio when, in the opinion of the Adviser, market valuations are high and attractive investment opportunities in line with the Adviser's investment discipline are not available. The result of this action may be that the Fund will be unable to achieve its investment objective.

In certain instances, the Fund may use derivatives, such as options and futures contracts, as a substitute for direct investment in equity securities. This would be done to facilitate the periodic rebalancing of the Fund's portfolio in order to maintain its target allocation and assist in managing cash.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances the Fund invests in a portfolio consisting of equity securities (depositary receipts, preferred stock, as well as common stock) of both U.S. and non-U.S. issuers and U.S. dollar denominated cash and cash instruments.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•  Asset-Allocation Risk. The Fund is subject to the risk that the Adviser's asset allocation decisions between equity securities, on the one hand, and cash instruments, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in cash instruments during a period of stock market appreciation may result in lower total returns.

•  Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

•  Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

•  Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.

•  Currency Risk. Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates.

•  Emerging and Frontier Markets Risk. The securities of issuers located or doing substantial business in emerging or frontier market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging and frontier markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. Frontier markets are a sub-set of emerging markets. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

•  Equity Securities Risk. Stock markets are volatile. The price of equity securities, including preferred stock and depositary receipts, fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  ESG Strategy Risk. The Fund's ESG strategies could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG policy may result in the Fund's forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG policy do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or Advisers' views.

•  Foreign Securities Risk. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies, due to less liquid securities and markets, and adverse economic, political, diplomatic, financial, and regulatory factors.

•  Geographic Concentration Risk. From time to time, the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries or a particular region. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries or regions will have a significant impact on its investment performance.

•  Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the investment performance of a Fund using a growth stock strategy may suffer.

•  Interest Rate Risk. The cash allocation of the Fund is held overnight with the Fund's counterparties. In case rates fall below zero, the Fund might incur costs for holding cash.

•  Large-Capitalization Company Risk. Large-Capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•  Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Momentum Style Risk. Investing in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

•  No History of Operations. The Fund is a newly formed mutual fund and has no history of operations.

•  Portfolio Turnover Risk. The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. It is anticipated that the Fund will frequently adjust the size of its positions. These transactions will increase the Fund's "portfolio turnover" and the Fund may experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

•  Small- and Mid-Capitalization Company Risk. The risk that securities of small or mid-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small and mid-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

•  Stock Market Risk. The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's performance information is only shown in the Funds summary when the Fund has had a full calendar year of operations. Updated performance information is available by calling the Funds toll-free at (844) 567-2134.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown in the Funds summary when the Fund has had a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 567-2134
Arabesque Systematic Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	$ 512
Arabesque Systematic Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[2]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	$ 435

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Arabesque Asset Management Ltd ("Arabesque" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, dividend and interest expense on securities sold short, interest, extraordinary items, "Acquired Fund Fees and Expenses" and brokerage commissions) do not exceed 1.20% and 0.95% (on an annual basis) with respect to the Fund's average daily net assets of the Investor Class and the Institutional Class, respectively (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount that was in effect at the time of the Expense Limitation.